Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.9%)
Anglo American Capital PLC
3.750%, 4/10/22 144A	315,000	323
4.125%, 9/27/22 144A	295,000	307
ArcelorMittal
5.500%, 3/1/21	660,000	687
6.250%, 2/25/22	135,000	146
Braskem Finance, Ltd. 5.750%, 4/15/21	730,000	756
CNAC HK Finbridge Co., Ltd.
3.000%, 7/19/20 §	390,000	391
4.125%, 3/14/21 144A §	360,000	366
DowDuPont, Inc. 3.766%, 11/15/20	520,000	530
International Flavors & Fragrances, Inc. 3.400%, 9/25/20	195,000	197
INVISTA Finance LLC 4.250%, 10/15/19 144A	515,000	515
LyondellBasell Industries NV 6.000%, 11/15/21	280,000	299
Southern Copper Corp. 5.375%, 4/16/20	245,000	248
Syngenta Finance NV
3.698%, 4/24/20 144A	435,000	437
3.933%, 4/23/21 144A	265,000	270
Vale Overseas, Ltd. 4.375%, 1/11/22	730,000	754

Total		6,226

Communications (2.9%)
Alibaba Group Holding, Ltd.
2.500%, 11/28/19	870,000	870
3.600%, 11/28/24	320,000	337
America Movil SAB de CV 5.000%, 3/30/20	211,000	214
Axiata SPV2 Bhd 3.466%, 11/19/20 §	400,000	404
Baidu, Inc.
2.875%, 7/6/22	405,000	407
3.500%, 11/28/22	345,000	353
3.875%, 9/29/23	320,000	333
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.579%, 7/23/20	630,000	636
4.464%, 7/23/22 b	1,120,000	1,179
Comcast Corp. 3.700%, 4/15/24	460,000	490
Crown Castle Towers LLC 3.720%, 7/15/43 144A	300,000	309
eBay, Inc. 2.150%, 6/5/20	375,000	375
Fox Corp.
3.666%, 1/25/22 144A	120,000	124
4.030%, 1/25/24 144A	145,000	154
The Interpublic Group of Companies, Inc. 3.500%, 10/1/20	140,000	142

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
JD.com, Inc. 3.125%, 4/29/21 b	1,195,000	1,200
Neptune Finco Corp. 10.875%, 10/15/25 144A	337,000	382
Omnicom Group, Inc. 4.450%, 8/15/20	240,000	245
The Priceline Group, Inc. 2.750%, 3/15/23	150,000	154
Telefonica Emisiones SAU 5.134%, 4/27/20	260,000	264
Tencent Holdings, Ltd. 2.875%, 2/11/20 144A	585,000	586
Vodafone Group PLC 3.750%, 1/16/24	325,000	343
Weibo Corp. 3.500%, 7/5/24	200,000	203

Total		9,704

Consumer, Cyclical (4.8%)
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	346,074	348
BMW US Capital LLC
3.014%, (ICE LIBOR USD 3 Month plus 0.410%), 4/12/21 144A	525,000	525
3.035%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21 144A	390,000	391
D.R. Horton, Inc. 2.550%, 12/1/20	240,000	241
Daimler Finance North America LLC
1.750%, 10/30/19 144A	480,000	480
2.300%, 2/12/21 144A	705,000	705
3.100%, 5/4/20 144A	290,000	292
Delta Air Lines, Inc. 2.875%, 3/13/20	295,000	296
Dollar Tree, Inc.
3.288%, (ICE LIBOR USD 3 Month plus 0.700%), 4/17/20	585,000	585
Ford Motor Credit Co. LLC
2.459%, 3/27/20	245,000	245
2.681%, 1/9/20	820,000	820
3.273%, (ICE LIBOR USD 3 Month plus 0.930%), 9/24/20	925,000	925
3.350%, 11/1/22	620,000	621
3.470%, 4/5/21	200,000	201
3.813%, 10/12/21	220,000	223
5.875%, 8/2/21	200,000	209
General Motors Financial Co., Inc.
3.200%, 7/13/20	740,000	744
3.442%, (ICE LIBOR USD 3 Month plus 0.850%), 4/9/21	350,000	350
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20 144A	225,000	225
2.550%, 6/9/22 144A	170,000	170
3.022%, (ICE LIBOR USD 3 Month plus 0.500%), 5/21/20 144A	375,000	375

Short-Term Bond Portfolio

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
3.460%, (ICE LIBOR USD 3 Month plus 0.940%), 3/2/21 144A	470,000	470
4.050%, 2/4/22 144A	560,000	578
Hyundai Capital America
2.450%, 6/15/21 144A	325,000	325
3.000%, 6/20/22 144A	470,000	474
McDonald’s Corp. 3.350%, 4/1/23	305,000	318
Nissan Motor Acceptance Corp. 3.650%, 9/21/21 144A	405,000	414
O’Reilly Automotive, Inc. 3.800%, 9/1/22	195,000	202
PACCAR Financial Corp. 3.100%, 5/10/21	585,000	595
Panasonic Corp. 2.536%, 7/19/22 144A	335,000	337
Royal Caribbean Cruises, Ltd. 2.650%, 11/28/20	125,000	125
Southwest Airlines Co. 2.750%, 11/6/19	280,000	280
Starbucks Corp. 2.700%, 6/15/22	205,000	209
Toyota Industries Corp. 3.110%, 3/12/22 144A	435,000	443
Toyota Motor Credit Corp. 2.650%, 4/12/22	875,000	891
United Airlines Pass Through Trust, Series 2019-2, Class B 3.500%, 11/1/29	180,000	180
Volkswagen Group of America Finance LLC
2.500%, 9/24/21 144A	200,000	200
2.700%, 9/26/22 144A	290,000	291
3.875%, 11/13/20 144A	465,000	473

Total		15,776

Consumer, Non-cyclical (7.8%)
Abbott Laboratories 2.900%, 11/30/21	480,000	489
AbbVie, Inc.
2.300%, 5/14/21	375,000	376
2.900%, 11/6/22	775,000	790
3.200%, 11/6/22	85,000	87
Actavis Funding SCS 3.450%, 3/15/22	265,000	272
Altria Group, Inc.
3.490%, 2/14/22	240,000	246
3.800%, 2/14/24	620,000	648
AmerisourceBergen Corp. 3.500%, 11/15/21	305,000	312
Anthem, Inc. 2.500%, 11/21/20	105,000	105
BAT Capital Corp. 2.764%, 8/15/22	535,000	540
Baxalta, Inc. 3.600%, 6/23/22	125,000	128
Bayer US Finance II LLC
2.979%, (ICE LIBOR USD 3 Month plus 0.630%), 6/25/21 144A	580,000	579
3.500%, 6/25/21 144A	310,000	316
Bayer US Finance LLC 2.375%, 10/8/19 144A	440,000	440

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Becton Dickinson and Co. 2.894%, 6/6/22	345,000	350
Biogen, Inc. 2.900%, 9/15/20	230,000	232
Bristol-Myers Squibb Co.
2.600%, 5/16/22 144A	210,000	213
2.900%, 7/26/24 144A	420,000	433
Bunge, Ltd. Finance Corp.
3.000%, 9/25/22	195,000	197
3.500%, 11/24/20 b	1,210,000	1,223
4.350%, 3/15/24	55,000	58
Campbell Soup Co.
2.910%, (ICE LIBOR USD 3 Month plus 0.500%), 3/16/20	475,000	475
Cardinal Health, Inc.
2.616%, 6/15/22	50,000	50
3.079%, 6/15/24	310,000	314
3.500%, 11/15/24	380,000	391
Celgene Corp.
2.750%, 2/15/23	300,000	305
2.875%, 8/15/20	567,000	570
2.875%, 2/19/21	548,000	553
3.250%, 2/20/23	95,000	98
3.550%, 8/15/22	300,000	312
3.625%, 5/15/24	80,000	85
Cigna Corp.
2.789%, (ICE LIBOR USD 3 Month plus 0.650%), 9/17/21	315,000	315
3.400%, 9/17/21	175,000	179
3.750%, 7/15/23	330,000	345
Conagra Brands, Inc.
3.342%, (ICE LIBOR USD 3 Month plus 0.750%), 10/22/20	215,000	215
CVS Health Corp.
2.625%, 8/15/24	150,000	151
3.083%, (ICE LIBOR USD 3 Month plus 0.630%), 3/9/20	30,000	30
3.173%, (ICE LIBOR USD 3 Month plus 0.720%), 3/9/21	320,000	322
3.350%, 3/9/21	510,000	518
3.700%, 3/9/23	835,000	869
Elanco Animal Health, Inc.
3.912%, 8/27/21	585,000	599
4.272%, 8/28/23	115,000	121
EMD Finance LLC
2.400%, 3/19/20 144A	460,000	460
2.950%, 3/19/22 144A	190,000	192
Equifax, Inc.
2.300%, 6/1/21	465,000	466
3.388%, (ICE LIBOR USD 3 Month plus 0.870%), 8/15/21	285,000	285
3.600%, 8/15/21	275,000	280
ERAC USA Finance LLC 2.350%, 10/15/19 144A	110,000	110
Express Scripts Holding Co.
3.274%, (ICE LIBOR USD 3 Month plus 0.750%), 11/30/20	750,000	750
3.900%, 2/15/22	250,000	259

Short-Term Bond Portfolio

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
General Mills, Inc.
3.141%, (ICE LIBOR USD 3 Month plus 0.540%), 4/16/21	465,000	466
Global Payments, Inc. 2.650%, 2/15/25	345,000	347
Humana, Inc.
2.625%, 10/1/19	190,000	190
2.900%, 12/15/22	80,000	81
3.150%, 12/1/22	150,000	154
3.850%, 10/1/24	30,000	32
Imperial Brands Finance PLC
2.950%, 7/21/20 144A	945,000	948
3.750%, 7/21/22 144A	330,000	340
Keurig Dr. Pepper, Inc. 3.551%, 5/25/21	465,000	475
Life Technologies Corp. 5.000%, 1/15/21 b	1,368,000	1,408
McKesson Corp. 3.650%, 11/30/20	650,000	661
Medco Health Solutions, Inc. 4.125%, 9/15/20	325,000	331
Molson Coors Brewing Co. - Class B 2.250%, 3/15/20	430,000	430
Pernod-Ricard SA 4.450%, 1/15/22 144A	535,000	561
Perrigo Finance Unlimited Co. 3.500%, 12/15/21	200,000	200
RELX Capital, Inc. 3.500%, 3/16/23	270,000	280
Reynolds American, Inc. 3.250%, 6/12/20	145,000	146
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	55,000	56
Takeda Pharmaceutical Co., Ltd. 4.000%, 11/26/21 144A	780,000	808
Tyson Foods, Inc. 2.250%, 8/23/21	280,000	280
Watson Pharmaceuticals, Inc. 3.250%, 10/1/22	80,000	82

Total		25,929

Energy (4.3%)
Cenovus Energy, Inc.
3.000%, 8/15/22	550,000	554
5.700%, 10/15/19	601,923	603
China Shenhua Overseas Capital Co., Ltd. 3.125%, 1/20/20 144A §	785,000	785
Columbia Pipeline Group, Inc. 3.300%, 6/1/20	535,000	538
Diamondback Energy, Inc. 4.750%, 11/1/24	800,000	819
Energy Transfer Operating LP
4.250%, 3/15/23	310,000	324
5.875%, 1/15/24	454,000	505
Eni SpA 4.000%, 9/12/23 144A	200,000	212
Enterprise Products Operating LLC
2.800%, 2/15/21	480,000	484
3.500%, 2/1/22	500,000	516

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
EQT Corp.
3.089%, (ICE LIBOR USD 3 Month plus 0.770%), 10/1/20	890,000	888
Exxon Mobil Corp.
2.844%, (ICE LIBOR USD 3 Month plus 0.370%), 3/6/22 b	1,110,000	1,115
Marathon Oil Corp.
2.700%, 6/1/20	240,000	240
2.800%, 11/1/22	670,000	674
MPLX LP
3.002%, (ICE LIBOR USD 3 Month plus 0.900%), 9/9/21	120,000	120
3.202%, (ICE LIBOR USD 3 Month plus 1.100%), 9/9/22	380,000	381
Occidental Petroleum Corp.
2.600%, 8/13/21	430,000	433
2.700%, 8/15/22	410,000	414
Phillips 66
3.121%, (ICE LIBOR USD 3 Month plus 0.600%), 2/26/21	335,000	335
Plains All American Pipeline LP / PAA Finance Corp.
2.600%, 12/15/19	170,000	170
5.000%, 2/1/21	220,000	226
5.750%, 1/15/20	205,000	207
Sabine Pass Liquefaction LLC 5.625%, 2/1/21 b	1,220,000	1,260
Saudi Arabian Oil Co. 2.750%, 4/16/22 144A	805,000	812
Schlumberger Holdings Corp. 3.750%, 5/1/24 144A	295,000	311
Williams Partners LP
3.350%, 8/15/22	95,000	97
5.250%, 3/15/20 b	1,230,000	1,246

Total		14,269

Financial (17.1%)
ABN AMRO Bank NV
3.091%, (ICE LIBOR USD 3 Month plus 0.570%), 8/27/21 144A	760,000	762
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.950%, 2/1/22	475,000	491
4.450%, 12/16/21	455,000	473
4.625%, 10/30/20	300,000	307
AIA Group, Ltd.
2.907%, (ICE LIBOR USD 3 Month plus 0.520%), 9/20/21 144A	765,000	764
AIG Global Funding 3.350%, 6/25/21 144A	365,000	372
Air Lease Corp.
2.125%, 1/15/20	570,000	570
2.250%, 1/15/23	360,000	357
2.500%, 3/1/21	135,000	135
3.500%, 1/15/22	265,000	272
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	519,000	525
American Express Co. 3.000%, 2/22/21	520,000	527

Short-Term Bond Portfolio

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
American Express Credit Corp. 2.200%, 3/3/20	700,000	700
American International Group, Inc.
4.875%, 6/1/22	335,000	358
6.400%, 12/15/20	175,000	184
ANZ New Zealand International, Ltd. 2.200%, 7/17/20 144A	380,000	381
Aon Corp. 5.000%, 9/30/20	60,000	62
Aon PLC 2.800%, 3/15/21	570,000	574
Avolon Holdings Funding, Ltd.
3.625%, 5/1/22 144A	670,000	679
3.950%, 7/1/24 144A	130,000	133
Banco de Credito del Peru 2.250%, 10/25/19 144A	200,000	200
Banco Santander Chile 2.500%, 12/15/20 144A	860,000	862
Banco Santander SA
3.724%, (ICE LIBOR USD 3 Month plus 1.120%), 4/12/23	400,000	400
Bank of America Corp.
2.503%, 10/21/22	280,000	282
2.625%, 4/19/21	315,000	318
2.972%, (ICE LIBOR USD 3 Month plus 0.380%), 1/23/22	395,000	395
2.999%, (ICE LIBOR USD 3 Month plus 0.650%), 6/25/22	410,000	411
3.752%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23	665,000	673
Bank of Montreal
3.057%, (ICE LIBOR USD 3 Month plus 0.460%), 4/13/21	430,000	432
Barclays Bank PLC 2.650%, 1/11/21	445,000	446
Barclays PLC
2.750%, 11/8/19	920,000	920
4.209%, (ICE LIBOR USD 3 Month plus 1.625%), 1/10/23	290,000	291
BB&T Corp. 2.150%, 2/1/21	550,000	551
Bohai Capital Holding Co., Ltd. 3.625%, 3/15/21 144A	690,000	695
BPCE SA
3.743%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	283
Brixmor Operating Partnership LP 3.875%, 8/15/22	80,000	83
Capital One Financial Corp.
2.400%, 10/30/20	300,000	301
2.500%, 5/12/20	170,000	170
3.900%, 1/29/24	240,000	254
Capital One NA
2.150%, 9/6/22	535,000	535
2.350%, 1/31/20	955,000	955
The Charles Schwab Corp.
2.842%, (ICE LIBOR USD 3 Month plus 0.320%), 5/21/21	470,000	471
Citibank NA 2.125%, 10/20/20	405,000	405

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
2.844%, (ICE LIBOR USD 3 Month plus 0.596%), 5/20/22	620,000	626
Citigroup, Inc.
2.700%, 3/30/21	35,000	35
2.900%, 12/8/21	675,000	685
3.374%, (ICE LIBOR USD 3 Month plus 0.790%), 1/10/20	680,000	681
Citizens Bank NA
2.250%, 3/2/20	565,000	565
2.250%, 10/30/20	250,000	251
2.550%, 5/13/21	250,000	252
3.250%, 2/14/22	290,000	297
Citizens Financial Group, Inc. 2.375%, 7/28/21	35,000	35
Cooperatieve Rabobank UA 3.950%, 11/9/22	645,000	672
Credit Agricole SA
3.601%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	317
The Credit Mutuel-CM11 Group 2.200%, 7/20/20 144A	435,000	436
Credit Suisse AG 5.400%, 1/14/20	150,000	151
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 3/26/20	500,000	501
Crown Castle International Corp.
2.250%, 9/1/21	195,000	195
3.400%, 2/15/21	385,000	390
Danske Bank A/S
2.200%, 3/2/20 144A	820,000	820
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	525,000	527
Deutsche Bank AG
3.150%, 1/22/21	530,000	529
3.375%, 5/12/21	100,000	100
3.855%, (ICE LIBOR USD 3 Month plus 1.290%), 2/4/21	405,000	402
Discover Bank
3.100%, 6/4/20	1,025,000	1,031
7.000%, 4/15/20	1,000,000	1,025
First Niagara Financial Group, Inc. 7.250%, 12/15/21	245,000	270
GE Capital International Funding Co. Unlimited Co. 2.342%, 11/15/20 b	1,920,000	1,915
The Goldman Sachs Group, Inc.
2.300%, 12/13/19	370,000	370
2.750%, 9/15/20	95,000	95
3.363%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	331
3.696%, (ICE LIBOR USD 3 Month plus 1.110%), 4/26/22	520,000	524
5.375%, 3/15/20	195,000	198
5.750%, 1/24/22	370,000	399
6.000%, 6/15/20	60,000	62
Highwoods Realty LP 3.625%, 1/15/23	240,000	248
Hospitality Properties Trust 4.350%, 10/1/24	540,000	547

Short-Term Bond Portfolio

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
HSBC Holdings PLC
3.086%, (ICE LIBOR USD 3 Month plus 0.650%), 9/11/21	320,000	320
3.120%, (ICE LIBOR USD 3 Month plus 0.600%), 5/18/21	545,000	546
HSBC USA, Inc. 2.350%, 3/5/20	465,000	465
ING Groep NV
3.751%, (ICE LIBOR USD 3 Month plus 1.150%), 3/29/22	335,000	339
JPMorgan Chase & Co.
3.003%, (ICE LIBOR USD 3 Month plus 0.550%), 3/9/21	675,000	676
4.250%, 10/15/20	200,000	204
JPMorgan Chase Bank NA
2.604%, (ICE LIBOR USD 3 Month plus 0.280%), 2/1/21	250,000	250
Lincoln National Corp. 4.000%, 9/1/23	130,000	138
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	370,000	376
3.875%, 3/15/24	345,000	368
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	535,000	547
3.236%, (ICE LIBOR USD 3 Month plus 0.650%), 7/26/21	193,000	194
3.443%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	393
3.446%, (ICE LIBOR USD 3 Month plus 0.860%), 7/26/23	320,000	321
Morgan Stanley
2.750%, 5/19/22	485,000	492
3.095%, (ICE LIBOR USD 3 Month plus 0.550%), 2/10/21	595,000	596
5.500%, 1/26/20	240,000	243
5.500%, 7/24/20	235,000	241
New York Life Global Funding
2.885%, (ICE LIBOR USD 3 Month plus 0.320%), 8/6/21 144A	585,000	586
Park Aerospace Holdings, Ltd. 5.250%, 8/15/22 144A	375,000	395
PNC Bank NA 2.450%, 11/5/20	425,000	427
Principal Life Global Funding II 2.200%, 4/8/20 144A	445,000	446
Regions Bank
2.972%, (ICE LIBOR USD 3 Month plus 0.380%), 4/1/21	650,000	649
3.035%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21	250,000	250
Reinsurance Group of America, Inc.
5.000%, 6/1/21	60,000	63
6.450%, 11/15/19	540,000	542
Royal Bank of Scotland Group PLC 6.400%, 10/21/19	140,000	140
Santander UK Group Holdings PLC 2.875%, 10/16/20	145,000	145
Santander UK PLC 2.125%, 11/3/20	430,000	430
SBA Tower Trust 2.836%, 1/15/25 144A	355,000	355

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
Standard Chartered PLC
2.744%, (ICE LIBOR USD 3 Month plus 1.200%), 9/10/22 144A	385,000	385
3.742%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	436
Sumitomo Mitsui Banking Corp. 2.514%, 1/17/20	730,000	731
SunTrust Bank
2.590%, (ICE LIBOR USD 3 Month plus 0.298%), 1/29/21	720,000	721
2.800%, 5/17/22	480,000	489
Svenska Handelsbanken AB 3.350%, 5/24/21	525,000	536
Swedbank AB 2.650%, 3/10/21 144A	610,000	612
Synchrony Bank 3.000%, 6/15/22	250,000	253
Synchrony Financial
2.700%, 2/3/20 b	1,540,000	1,542
2.850%, 7/25/22	785,000	792
The Toronto-Dominion Bank
2.820%, (ICE LIBOR USD 3 Month plus 0.240%), 1/25/21	755,000	755
Trininty Acquisition PLC 3.500%, 9/15/21	315,000	321
U.S. Bank NA
2.906%, (ICE LIBOR USD 3 Month plus 0.320%), 4/26/21	720,000	721
UBS Group Funding AG
3.744%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	420
UBS Group Funding Jersey, Ltd.
2.950%, 9/24/20 144A	255,000	257
3.000%, 4/15/21 144A	385,000	390
Ventas Realty LP 3.100%, 1/15/23	82,000	84
WEA Finance LLC / Westfield UK & Europe Finance PLC 3.250%, 10/5/20 144A	240,000	242
Wells Fargo & Co. 2.550%, 12/7/20	45,000	45
Wells Fargo Bank NA
2.082%, (ICE LIBOR USD 3 Month plus 0.650%), 9/9/22	490,000	489
3.325%, (ICE LIBOR USD 3 Month plus 0.490%), 7/23/21	920,000	928

Total		56,727

Industrial (5.0%)
Avnet, Inc. 3.750%, 12/1/21	250,000	255
Boral Finance, Ltd. 3.000%, 11/1/22 144A	65,000	65
Caterpillar Financial Services Corp.
2.752%, (ICE LIBOR USD 3 Month plus 0.280%), 9/7/21	285,000	285
2.950%, 2/26/22	495,000	507
CNH Industrial Capital LLC
3.875%, 10/15/21	460,000	472
4.375%, 11/6/20	895,000	911

Short-Term Bond Portfolio

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
DAE Funding LLC
4.000%, 8/1/20 144A	360,000	362
5.250%, 11/15/21 144A	305,000	317
Eastern Creation II Investment Holdings, Ltd. 2.750%, 9/26/20 144A §	645,000	645
GATX Corp. 2.600%, 3/30/20	690,000	691
General Dynamics Corp.
2.915%, (ICE LIBOR USD 3 Month plus 0.380%), 5/11/21	255,000	256
General Electric Capital Corp. 4.650%, 10/17/21	165,000	172
General Electric Co.
2.700%, 10/9/22	482,000	483
3.150%, 9/7/22	105,000	107
5.300%, 2/11/21	60,000	62
Harris Corp. 2.700%, 4/27/20	510,000	511
Jabil Circuit, Inc. 5.625%, 12/15/20	240,000	248
Kansas City Southern 2.350%, 5/15/20	915,000	915
Keysight Technologies, Inc. 3.300%, 10/30/19 b	1,735,000	1,735
Martin Marietta Materials, Inc.
2.887%, (ICE LIBOR USD 3 Month plus 0.500%), 12/20/19	295,000	295
3.173%, (ICE LIBOR USD 3 Month plus 0.650%), 5/22/20	150,000	150
Northrop Grumman Corp.
2.080%, 10/15/20	750,000	750
2.550%, 10/15/22	345,000	350
Packaging Corp. of America 2.450%, 12/15/20	270,000	271
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.200%, 7/15/20 144A	795,000	800
3.300%, 4/1/21 144A	90,000	91
3.650%, 7/29/21 144A	180,000	184
Republic Services, Inc. 2.500%, 8/15/24	375,000	379
Roper Industries, Inc. 3.125%, 11/15/22	660,000	678
Roper Technologies, Inc.
2.350%, 9/15/24	165,000	165
3.000%, 12/15/20	785,000	792
3.650%, 9/15/23	125,000	131
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	200,000	208
4.125%, 7/15/23 144A	200,000	210
Union Pacific Corp. 3.200%, 6/8/21	565,000	575
United Technologies Corp.
3.175%, (ICE LIBOR USD 3 Month plus 0.650%), 8/16/21	355,000	355
Vulcan Materials Co.
3.010%, (ICE LIBOR USD 3 Month plus 0.600%), 6/15/20	365,000	365

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
3.170%, (ICE LIBOR USD 3 Month plus 0.650%), 3/1/21	760,000	761

Total		16,509

Real Estate (0.5%)
SBA Tower Trust
2.877%, 7/10/46 144A	155,000	155
3.156%, 10/10/45 144A	635,000	636
3.168%, 4/9/47 144A	390,000	394
3.448%, 3/15/23 144A	415,000	427

Total		1,612

Technology (2.0%)
Apple, Inc. 2.400%, 5/3/23	330,000	335
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.375%, 1/15/20	750,000	750
3.000%, 1/15/22	700,000	707
DXC Technology Co.
3.470%, (ICE LIBOR USD 3 Month plus 0.950%), 3/1/21	677,000	677
Fidelity National Information Services, Inc.
2.250%, 8/15/21	490,000	491
3.625%, 10/15/20	120,000	121
Fiserv, Inc. 2.750%, 7/1/24	800,000	814
Hewlett Packard Enterprise Co. 2.100%, 10/4/19 144A	280,000	280
International Business Machines Corp.
2.500%, 1/27/22	145,000	147
2.850%, 5/13/22	350,000	358
2.875%, 11/9/22	155,000	159
Microchip Technology, Inc. 3.922%, 6/1/21	630,000	643
NXP BV / NXP Funding LLC
4.125%, 6/1/21 144A	400,000	410
4.625%, 6/1/23 144A	310,000	330
Xerox Corp. 5.625%, 12/15/19	525,000	528

Total		6,750

Utilities (3.1%)
American Electric Power Co., Inc. 3.650%, 12/1/21	85,000	88
CenterPoint Energy Resources Corp. 4.500%, 1/15/21	295,000	302
CenterPoint Energy, Inc. 3.600%, 11/1/21	215,000	221
Dominion Energy, Inc. 2.579%, 7/1/20 b	1,145,000	1,148
Duke Energy Corp. 3.550%, 9/15/21	155,000	159
Edison International 2.125%, 4/15/20	541,000	540
EDP Finance BV
4.125%, 1/15/20 144A	205,000	205
4.900%, 10/1/19 144A	810,000	810
Enel Finance International NV
2.875%, 5/25/22 144A	535,000	542
4.250%, 9/14/23 144A	400,000	425

Short-Term Bond Portfolio

Corporate Bonds (49.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
ENN Energy Holdings, Ltd. 3.250%, 10/23/19 144A §	400,000	400
Exelon Generation Co. LLC
2.950%, 1/15/20	415,000	416
5.200%, 10/1/19	21,000	21
FirstEnergy Corp. 2.850%, 7/15/22	320,000	325
NextEra Energy Capital Holdings, Inc.
3.071%, (ICE LIBOR USD 3 Month plus 0.550%), 8/28/21	610,000	610
NRG Energy, Inc. 3.750%, 6/15/24 144A	270,000	278
PNM Resources, Inc. 3.250%, 3/9/21	465,000	469
San Diego Gas & Electric Co. 1.914%, 2/1/22	76,787	75
Sempra Energy
1.625%, 10/7/19	163,000	163
2.850%, 11/15/20	785,000	790
2.875%, 10/1/22	265,000	268
3.097%, (ICE LIBOR USD 3 Month plus 0.500%), 1/15/21	495,000	494
The Southern Co. 2.350%, 7/1/21	125,000	125
State Grid Overseas Investment 2016, Ltd. 2.250%, 5/4/20 144A	1,030,000	1,029
Vistra Operations Co. LLC 3.550%, 7/15/24 144A	400,000	403

Total		10,306

Total Corporate Bonds (Cost: $162,215)		163,808

Governments (17.2%)
Governments (17.2%)
US Treasury
1.500%, 9/15/22 b	4,755,000	4,746
1.750%, 6/15/22 b	5,245,000	5,269
1.750%, 7/15/22 b	7,720,000	7,751
2.125%, 5/15/22 b	5,140,000	5,207
2.250%, 4/15/22 b	5,120,000	5,201
2.375%, 3/15/22 b	8,310,000	8,469
2.500%, 1/15/22 b	5,775,000	5,887
2.500%, 2/15/22 b	5,300,000	5,408
2.625%, 12/15/21 b	7,510,000	7,675
2.875%, 10/15/21 b	1,410,000	1,444

Total		57,057

Total Governments (Cost: $56,586)		57,057

Structured Products (32.3%)
Asset Backed Securities (16.2%)
Ally Auto Receivables Trust, Series 2017-2, Class C 2.460%, 9/15/22	70,000	70
Ally Auto Receivables Trust, Series 2017-2, Class D 2.930%, 11/15/23	95,000	96
Ally Master Owner Trust, Series 2018-4, Class A 3.300%, 7/17/23	300,000	306

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D 3.000%, 6/8/21	228,301	228
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D 3.340%, 8/8/21	310,000	311
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C 2.890%, 1/10/22	915,028	917
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D 2.710%, 9/8/22	380,000	382
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3 1.530%, 7/8/21	9,629	10
Americredit Automobile Receivables Trust, Series 2016-4, Class D 2.740%, 12/8/22 b	1,070,000	1,076
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C 2.710%, 8/18/22	175,000	176
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D 3.130%, 1/18/23	620,000	629
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B 2.240%, 6/19/23	185,000	185
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C 2.690%, 6/19/23	195,000	197
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D 3.820%, 3/18/24	790,000	820
Americredit Automobile Receivables Trust, Series 2018-3, Class A3 3.380%, 7/18/23	760,000	773
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B 2.130%, 7/18/25	240,000	240
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I 4.194%, 6/7/49 144A	300,000	307
ARI Fleet Lease Trust, Series 2017-A, Class A2 1.910%, 4/15/26 144A	32,900	33
ARI Fleet Lease Trust, Series 2017-A, Class A3 2.280%, 4/15/26 144A	700,000	701
ARI Fleet Lease Trust, Series 2018-A, Class A2 2.550%, 10/15/26 144A	242,460	243
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A3 2.290%, 6/10/21 144A	91,969	92
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A 2.500%, 2/20/21 144A	962,500	963
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A 2.500%, 7/20/21 144A	415,000	415

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A 2.990%, 6/20/22 144A	440,000	445
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A 2.970%, 3/20/24 144A	425,000	434
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B 3.700%, 3/20/23 144A	120,000	123
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	340,000	354
Babson CLO, Ltd., Series 2017-IA, Class AR
3.392%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	730,000	729
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A 3.500%, (AFC), 1/28/58 144A	584,694	594
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A 3.500%, (AFC), 6/28/57 144A	504,688	513
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A 3.500%, (AFC), 1/28/55 144A	174,525	177
BlueMountain CLO, Series 2015-2, Class A
3.531%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A	750,000	750
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	175,669	179
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4 1.630%, 1/20/21	9,818	10
Capital Auto Receivables Asset Trust, Series 2017-1, Class B 2.430%, 5/20/22 144A	70,000	70
Capital Auto Receivables Asset Trust, Series 2017-1, Class C 2.700%, 9/20/22 144A	115,000	116
Capital Auto Receivables Asset Trust, Series 2018-1, Class D 3.700%, 6/20/25 144A	575,000	583
Capital Auto Receivables Asset Trust, Series 2018-2, Class B 3.480%, 10/20/23 144A	180,000	182
Capital Auto Receivables Asset Trust, Series 2018-2, Class C 3.690%, 12/20/23 144A	225,000	228
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2 1.720%, 8/15/24	795,000	792
Carlyle Global Market Strategies, Series 2015-3A, Class A1R
3.582%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A	760,000	759
CarMax Auto Owner Trust, Series 2015-3, Class D 3.270%, 3/15/22	220,000	220
CarMax Auto Owner Trust, Series 2015-4, Class D 3.000%, 5/16/22	110,000	110

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2016-2, Class A3 1.520%, 2/16/21	21,537	22
CarMax Auto Owner Trust, Series 2017-4, Class C 2.700%, 10/16/23	95,000	96
CCG Receivables Trust, Series 2017-1, Class A2 1.840%, 11/14/23 144A	54,957	55
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3 1.640%, 7/15/21 144A	4,131	4
CNH Equipment Trust, Series 2015-C, Class B 2.400%, 2/15/23	570,000	570
Cole Park CLO, Ltd., Series 2015-1A, Class AR
3.642%, (ICE LIBOR USD 3 Month plus 1.050%), 10/20/28 144A	760,000	760
Elara HGV Timeshare Issuer, Series 2017-A, Class A 2.690%, 3/25/30 144A	109,193	110
Elara HGV Timeshare Issuer, Series 2019-A, Class A 2.610%, 1/25/34 144A	256,502	256
Enterprise Fleet Financing LLC, Series 2017- 1, Class A2 2.130%, 7/20/22 144A	36,810	37
Enterprise Fleet Financing LLC, Series 2017- 2, Class A2 1.970%, 1/20/23 144A	52,551	53
Enterprise Fleet Financing LLC, Series 2017- 3, Class A2 2.130%, 5/22/23 144A	319,169	319
Enterprise Fleet Financing LLC, Series 2017- 3, Class A3 2.360%, 5/20/23 144A	195,000	196
Enterprise Fleet Financing LLC, Series 2018- 1, Class A2 2.870%, 10/20/23 144A	226,321	227
Enterprise Fleet Financing LLC, Series 2018- 2, Class A2 3.140%, 2/20/24 144A	347,311	350
Enterprise Fleet Financing LLC, Series 2019- 1, Class A2 2.980%, 10/22/24 144A	270,000	273
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class B 2.340%, 9/15/22 b	1,265,000	1,266
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class B 2.160%, 11/15/21	410,000	410
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730%, 9/20/21	140,000	140
GM Financial Automobile Leasing Trust, Series 2018-1, Class C 3.110%, 12/20/21	200,000	201
GM Financial Automobile Leasing Trust, Series 2018-1, Class D 3.370%, 10/20/22	480,000	483

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GM Financial Automobile Leasing Trust, Series 2018-2, Class A 3.500%, 4/20/22	220,000	223
GM Financial Automobile Leasing Trust, Series 2019-1, Class C 3.560%, 12/20/22	400,000	408
GM Financial Securitized Term, Series 2017-3A, Class C 2.520%, 3/16/23 144A	475,000	477
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C 2.970%, 1/18/22 144A	260,000	260
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class C 2.630%, 7/15/22 144A	170,000	170
GMF Floorplan Owner Revolving Trust, Series 2018-4, Class A1 3.500%, 9/15/23 144A	670,000	688
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A 2.700%, 4/15/24 144A	355,000	360
Golub Capital Partners CLO, Series 2018- 39A, Class A1
3.742%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A	440,000	440
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3 2.060%, 6/22/20 144A	15,971	16
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A3 2.600%, 6/15/21 144A	185,000	185
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, Class B1R
3.060%, (ICE LIBOR USD 3 Month plus 1.700%), 10/22/25 144A	345,000	345
Hardee’s Funding LLC, Series 1A, Class AI 4.250%, 6/21/48 144A	435,899	442
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	80,850	81
Hilton Grand Vacations Trust, Series 2017- AA, Class B 2.960%, (EXE), 12/26/28 144A	46,200	46
Huntington Auto Trust, Series 2016-1, Class A4 1.930%, 4/15/22	293,395	293
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3 1.970%, 7/15/20 144A	114,813	115
Hyundai Auto Receivables Trust, Series 2017- A, Class B 2.380%, 4/17/23	150,000	151
Hyundai Auto Receivables Trust, Series 2019- A, Class B 2.940%, 5/15/25	325,000	332
KKR Financial CLO, Ltd., Series 2013, Class A1R
3.401%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	755,000	751

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Kubota Credit Owner Trust, Series 2016-1A, Class A3 1.500%, 7/15/20 144A	18,416	18
Madison Park Funding, Ltd., Series 2015-18A, Class A1R
3.782%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	690
Magnetite XVI, Ltd., Series 2015-16A, Class AR
3.401%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	980,000	977
Mill City Mortgage Loan Trust, Series 2016-1, Class A1 2.500%, (AFC), 4/25/57 144A	56,555	57
Mill City Mortgage Loan Trust, Series 2017-2, Class A1 2.750%, (AFC), 7/25/59 144A	369,178	370
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	146,752	147
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	469,395	470
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	49,410	49
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	54,351	54
Navient Private Education Refi Loan Trust, Series 2019-C, Class A1 2.820%, 2/15/68 144A	694,466	701
Navient Student Loan Trust, Series 2018-A, Class A1 2.530%, 2/18/42 144A	196,699	197
Navient Student Loan Trust, Series 2019-2A, Class A1
2.674%, (ICE LIBOR USD 1 Month plus 0.270%), 2/27/68 144A	361,673	362
Navient Student Loan Trust, Series 2019-EA, Class A1 2.390%, 5/15/68 144A	350,566	352
Neuberger Berman CLO, Ltd., Series 2015- 19A, Class A1R2
3.397%, (ICE LIBOR USD 3 Month plus 0.800%), 7/15/27 144A	740,000	739
Neuberger Berman CLO, Ltd., Series 2017- 16SA, Class A
3.447%, (ICE LIBOR USD 3 Month plus 0.850%), 1/15/28 144A	440,000	439
OCP CLO, Ltd., Series 2015-10A, Class A1R
3.406%, (ICE LIBOR USD 3 Month plus 0.820%), 10/26/27 144A	665,000	664
OZLM VIII, Ltd., Series 2014-8A, Class A1RR
3.758%, (ICE LIBOR USD 3 Month plus 1.170%), 10/17/29 144A	485,000	485
Planet Fitness Master Issuer L, Series 2018- 1A, Class A2I 4.262%, 9/5/48 144A	554,400	567
Santander Drive Auto Receivables Trust, Series 2015-3, Class D 3.490%, 5/17/21	229,806	230
Santander Drive Auto Receivables Trust, Series 2015-4, Class D 3.530%, 8/16/21	199,388	200

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2015-5, Class D 3.650%, 12/15/21	255,887	257
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020%, 4/15/22	425,000	430
Santander Drive Auto Receivables Trust, Series 2016-3, Class C 2.460%, 3/15/22	187,386	187
Santander Drive Auto Receivables Trust, Series 2017-1, Class C 2.580%, 5/16/22	47,187	47
Santander Drive Auto Receivables Trust, Series 2017-3, Class B 2.190%, 3/15/22	167,717	168
Santander Drive Auto Receivables Trust, Series 2018-1, Class C 2.960%, 3/15/24	120,000	121
Santander Drive Auto Receivables Trust, Series 2018-4, Class B 3.270%, 1/17/23	310,000	312
Santander Drive Auto Receivables Trust, Series 2018-5, Class B 3.520%, 12/15/22	375,000	378
Santander Drive Auto Receivables Trust, Series 2019-1, Class B 3.210%, 9/15/23	180,000	182
Santander Drive Auto Receivables Trust, Series 2019-1, Class C 3.420%, 4/15/25	380,000	387
Santander Drive Auto Receivables Trust, Series 2019-2, Class B 2.790%, 1/16/24	275,000	278
Santander Drive Auto Receivables Trust, Series 2019-3, Class B 2.280%, 9/15/23	490,000	491
Santander Retail Auto Lease Trust, Series 2017-A, Class C 2.960%, 11/21/22 144A	155,000	156
Santander Retail Auto Lease Trust, Series 2019-A, Class A3 2.770%, 6/20/22 144A	395,000	401
Santander Retail Auto Lease Trust, Series 2019-B, Class C 2.770%, 8/21/23 144A	305,000	307
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A 2.400%, 3/22/32 144A	114,800	115
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A 2.580%, 9/20/32 144A	111,005	111
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A 2.430%, 10/20/33 144A	141,478	141
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A 2.910%, 3/20/34 144A	40,973	41
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A 2.430%, 6/20/32 144A	58,425	58

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A 3.080%, 3/21/33 144A	153,052	154
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A 2.330%, 7/20/33 144A	42,966	43
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	203,765	207
Sierra Timeshare Receivables Funding LLC, Series 2019-2, Class A 2.590%, 5/20/36 144A	725,532	729
SLM Student Loan Trust, Series 2007-7, Class A4
2.910%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	207,006	202
SLM Student Loan Trust, Series 2008-1, Class A4
3.230%, (ICE LIBOR USD 3 Month plus 0.650%), 1/25/22	598,273	589
SLM Student Loan Trust, Series 2008-5, Class A4
4.280%, (ICE LIBOR USD 3 Month plus 1.700%), 7/25/23	92,119	93
SLM Student Loan Trust, Series 2008-9, Class A
4.080%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	67,391	68
SMB Private Education Loan Trust, Series 2014-A, Class A3
3.894%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	665,000	673
SMB Private Education Loan Trust, Series 2015-A, Class A2B
3.394%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	140,532	141
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.494%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	553,536	558
SMB Private Education Loan Trust, Series 2018-B, Class A2B
3.114%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	670,000	667
Synchrony Card Funding LLC, Series 2019-A2, Class A 2.340%, 6/16/25	840,000	847
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B 2.640%, 3/15/23	250,000	250
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B 2.620%, 9/15/23	305,000	305
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C 2.950%, 5/15/24	522,306	522
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360%, 3/15/24	445,000	448

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	194,673	197
Towd Point Mortgage Trust, Series 2015-4, Class A1B 2.750%, (AFC), 4/25/55 144A	143,090	143
Towd Point Mortgage Trust, Series 2015-5, Class A1B 2.750%, (AFC), 5/25/55 144A	146,978	148
Towd Point Mortgage Trust, Series 2016-1, Class A1B 2.750%, (AFC), 2/25/55 144A	74,550	75
Towd Point Mortgage Trust, Series 2016-1, Class A3B 3.000%, (AFC), 2/25/55 144A	108,291	108
Towd Point Mortgage Trust, Series 2016-2, Class A1A 2.750%, (AFC), 8/25/55 144A	77,169	77
Towd Point Mortgage Trust, Series 2016-3, Class A1 2.250%, (AFC), 4/25/56 144A	56,590	56
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	309,967	313
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	196,561	198
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	437,774	439
Towd Point Mortgage Trust, Series 2017-4, Class A1 2.750%, (AFC), 6/25/57 144A	230,335	232
Towd Point Mortgage Trust, Series 2017-6, Class A1 2.750%, (AFC), 10/25/57 144A	844,341	852
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A b	1,048,086	1,067
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, (AFC), 8/25/58 144A	783,780	795
Verizon Owner Trust, Series 2016-2A, Class C 2.360%, 5/20/21 144A	270,000	270
Verizon Owner Trust, Series 2017-1A, Class C 2.650%, 9/20/21 144A	150,000	150
Verizon Owner Trust, Series 2017-3A, Class C 2.530%, 4/20/22 144A	550,000	552
Verizon Owner Trust, Series 2018-1A, Class C 3.200%, 9/20/22 144A	450,000	457
Volvo Financial Equipment LLC, Series 2018-1A, Class B 2.910%, 1/17/23 144A	210,000	212
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A
2.894%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/22 144A	115,000	115

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B 3.060%, 5/15/23	130,000	131

Total		53,568

Mortgage Securities (16.1%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	450,642	457
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1 4.065%, (AFC), 3/25/49 144A	270,000	277
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A
3.324%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	519
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
3.244%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	459
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1 1.957%, 2/15/50	85,502	85
BANK, Series 2017-BNK4, Class A1 2.002%, 5/15/50	340,651	340
CD Commercial Mortgage Trust, Series 2016-CD2, Class A1 1.848%, 11/10/49	419,087	418
CD Commercial Mortgage Trust, Series 2017-CD3, Class A1 1.965%, 2/10/50	84,411	84
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1 1.637%, 6/10/48	16,009	16
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1 1.643%, 9/10/58	105,386	105
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1 1.648%, 9/15/48	27,610	28
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	441,338	441
CLNS Trust, Series 2017-IKPR, Class A 3.212%, (ICE LIBOR USD 1 Month plus 0.800%), 6/11/32 144A	240,000	239
CLNS Trust, Series 2017-IKPR, Class B 3.412%, (ICE LIBOR USD 1 Month plus 1.000%), 6/11/32 144A	365,000	364
COLT Funding LLC, Series 2018-3, Class A2 3.763%, (AFC), 10/26/48 144A	173,858	175
COLT Mortgage Loan Trust, Series 2018-1, Class A1 2.930%, (AFC), 2/25/48 144A	64,369	64
COLT Mortgage Loan Trust, Series 2018-1, Class A3 3.084%, (AFC), 2/25/48 144A	28,611	29
COLT Mortgage Loan Trust, Series 2018-2, Class A1 3.470%, (AFC), 7/27/48 144A	499,319	501

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2018-2, Class A2 3.542%, (AFC), 7/27/48 144A	181,760	182
COLT Mortgage Loan Trust, Series 2018-4, Class A1 4.006%, (AFC), 12/28/48 144A	267,988	271
COLT Mortgage Loan Trust, Series 2019-2, Class A1 3.337%, (AFC), 5/25/49 144A	318,528	324
COLT Mortgage Loan Trust, Series 2019-3, Class A1 2.695%, (AFC), 8/25/49 144A	755,584	756
Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A1 1.737%, 8/10/48	81,951	82
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2 3.221%, 10/10/48	605,000	609
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1 1.770%, 2/10/49	11,867	12
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1 2.111%, 9/10/50	120,528	120
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/31 144A	258,587	259
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class C
3.824%, (1 Month LIBOR plus 1.430%), 5/15/36 144A	515,000	515
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D
3.994%, (1 Month LIBOR plus 1.600%), 5/15/36 144A	405,000	406
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1 1.716%, 8/15/48	45,342	45
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1 1.746%, 11/15/48	13,978	14
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1 2.024%, 9/15/50	67,044	67
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52	285,164	287
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3 3.485%, (CSTR, AFC), 12/26/46 144A	33,776	34
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1 2.577%, (CSTR, AFC), 10/25/47 144A	184,208	184
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A2 2.711%, (CSTR, AFC), 10/25/47 144A	30,701	31
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3 2.813%, (CSTR, AFC), 10/25/47 144A	30,701	31

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1 2.976%, (AFC), 1/25/58 144A	165,232	165
Deephaven Residential Mortgage Trust, Series 2018-3A, Class A3 3.963%, (AFC), 8/25/58 144A	60,049	60
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A1 3.743%, (AFC), 1/25/59 144A	499,435	504
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A3 3.763%, (AFC), 4/25/59 144A	341,152	344
Deephaven Residential Mortgage Trust, Series 2019-2A, Class M1 3.921%, (AFC), 4/25/59 144A	195,000	198
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1 2.964%, (AFC), 7/25/59 144A	746,192	745
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A 2.570%, 7/29/47 144A	71,419	72
Federal Home Loan Mortgage Corp.
3.500%, 3/1/46	81,867	86
5.500%, 5/1/22	48,062	49
6.000%, 9/1/34	1,991	2
6.000%, 2/1/35	43,306	49
6.000%, 9/1/35	14,175	16
6.000%, 1/1/38	2,437	3
7.000%, 3/1/39	88,363	105
7.500%, 6/1/38	92,263	110
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1
3.604%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/29	126,984	127
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1
3.604%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29	441,011	442
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1
3.604%, (ICE LIBOR USD 1 Month plus 1.200%), 8/25/29	170,178	170
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1
3.204%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/29	97,838	98
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.858%, (CSTR), 5/25/47 144A	85,843	86
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class M1 3.982%, 9/25/47 144A	33,267	33
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1
3.204%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	733,088	734
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1
3.180%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	378,689	379

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1 3.818%, 5/25/48 144A	156,481	157
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1 4.165%, 8/25/48 144A	133,869	135
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	281,482	282
Federal Home Loan Mortgage Corp., Series 3718, Class BC 2.000%, 2/15/25	166,273	166
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	832,092	811
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	290,604	291
Federal National Mortgage Association
2.500%, 10/1/22	287,791	290
2.500%, 12/1/22	74,152	75
3.000%, 6/1/22	73,886	76
3.000%, 4/1/24	236,284	241
3.000%, 9/1/32	98,057	101
3.000%, 2/1/33	469,425	481
3.500%, 5/1/27	574,893	596
3.500%, 4/1/34	238,599	247
3.500%, 4/1/46	830,326	865
3.500%, 2/1/48	229,346	237
4.000%, 6/1/33	272,969	285
4.000%, 1/1/47	222,556	234
4.000%, 8/1/47	514,108	539
4.000%, 9/1/47	90,294	95
4.000%, 10/1/48	77,697	81
4.000%, 8/1/49	924,668	961
4.500%, 5/1/40	126,242	137
4.500%, 9/1/40	117,181	127
4.500%, 9/1/48	113,771	120
4.500%, 10/1/48	652,613	698
4.500%, 12/1/48 b	1,273,894	1,341
4.500%, 5/1/49	422,628	452
5.000%, 10/1/33	151,243	167
5.000%, 5/1/48	289,081	310
5.000%, 9/1/48	260,614	279
5.000%, 2/1/49	381,504	408
5.500%, 8/1/37	85,626	97
5.500%, 2/1/38	321,623	364
6.000%, 8/1/22	23,919	25
6.000%, 3/1/34	72,498	83
6.000%, 8/1/34	204,972	236
6.000%, 11/1/34	7,597	9
6.000%, 12/1/34	2,516	3
6.000%, 4/1/35	4,668	5
6.000%, 5/1/38	3,222	4
6.000%, 10/1/40	159,414	183
6.000%, 2/1/49	686,232	790
6.500%, 7/1/32	23,239	26
6.500%, 12/1/32	24,143	28

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association TBA
3.500%, 10/17/34	157,500	163
3.500%, 11/1/31	157,500	163
5.000%, 11/1/39	300,000	322
Federal National Mortgage Association, Series 2010-95, Class BK 1.500%, 2/25/20	5,894	6
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	158,213	158
Federal National Mortgage Association, Series 2013-74, Class AD 2.000%, 7/25/23	168,191	168
Federal National Mortgage Association, Series 2017, Class 2ED3
3.495%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	300,000	300
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	406,763	424
Federal National Mortgage Association, Series 2017-C01, Class 1M1
3.704%, (ICE LIBOR USD 1 Month plus 1.300%), 7/25/29	94,292	94
Federal National Mortgage Association, Series 2017-C02, Class 2M1
3.554%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/29	171,801	172
Federal National Mortgage Association, Series 2017-C03, Class 1M1
3.354%, (ICE LIBOR USD 1 Month plus 0.950%), 10/25/29	279,230	280
Federal National Mortgage Association, Series 2017-C04, Class 2M1
3.254%, (ICE LIBOR USD 1 Month plus 0.850%), 11/25/29	164,276	164
Federal National Mortgage Association, Series 2017-C05, Class 1M1
2.954%, (ICE LIBOR USD 1 Month plus 0.550%), 1/25/30	140,918	141
Federal National Mortgage Association, Series 2017-C06, Class 1M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/30	141,972	142
Federal National Mortgage Association, Series 2017-C06, Class 2M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/30	32,050	32
Federal National Mortgage Association, Series 2018-44, Class PC 4.000%, 6/25/44	946,724	983
Federal National Mortgage Association, Series 2018-C02, Class 2M1
3.054%, (ICE LIBOR USD 1 Month plus 0.650%), 8/25/30	85,954	86
Federal National Mortgage Association, Series 2018-C03, Class 1M1
3.084%, (ICE LIBOR USD 1 Month plus 0.680%), 10/25/30	390,793	391

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2018-C05, Class 1M1
3.124%, (ICE LIBOR USD 1 Month plus 0.720%), 1/25/31	369,792	370
Federal National Mortgage Association, Series R05, Class 1M1
2.895%, (ICE LIBOR USD 1 Month plus 0.750%), 7/25/39 144A	504,161	505
Galton Funding Mortgage Trust, Series 2018-1, Class A33
3.500%, (AFC), 11/25/57 144A	275,353	278
Galton Funding Mortgage Trust, Series 2019-1, Class A32
4.000%, (AFC), 2/25/59 144A	241,666	245
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.830%, (CSTR), 7/10/38	89,613	90
Government National Mortgage Association
3.500%, 12/20/42	8,049	9
3.500%, 9/20/43	116,232	123
4.000%, 8/20/48	23,939	25
4.000%, 10/23/47	25,000	26
4.500%, 4/20/49	272,378	285
5.000%, 3/20/34	428,207	474
5.000%, 1/20/48	130,908	140
5.000%, 2/20/48	732,693	784
5.000%, 8/20/48 b	1,241,550	1,319
5.500%, 6/20/37	98,818	111
5.500%, 9/15/45	300,197	340
5.500%, 3/20/48	84,168	90
5.500%, 12/20/48	93,624	100
Government National Mortgage Association TBA
4.000%, 11/20/49	35,000	36
4.500%, 10/21/49	147,000	154
4.500%, 11/20/47	148,000	155
Government National Mortgage Association, Series 2018-122, Class FE
2.683%, (1 Month LIBOR plus 0.300%), 9/20/48	119,523	119
Great Wolf Trust, Series 2017-WOLF, Class A
3.244%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	135,000	135
Great Wolf Trust, Series 2017-WOLF, Class C
3.714%, (ICE LIBOR USD 1 Month plus 1.320%), 9/15/34 144A	455,000	455
GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class A
3.344%, (ICE LIBOR USD 1 Month plus 0.950%), 11/15/35 144A	290,000	290
GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class D
4.394%, (ICE LIBOR USD 1 Month plus 2.000%), 11/15/35 144A	150,000	150
GS Mortgage Securities Trust, Series 2014- EB1A, Class 2A1
2.458%, (CSTR), 7/25/44 144A	37,395	37
GS Mortgage Securities Trust, Series 2015- GC32, Class A1
1.593%, 7/10/48	19,533	20

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Trust, Series 2016- GS3, Class A1
1.429%, 10/10/49	40,399	40
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1
3.766%, (AFC), 6/25/48 144A	324,797	328
Homeward Opportunities Fund I Trust, Series 2018-1, Class A2
3.897%, (AFC), 6/25/48 144A	262,602	265
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1
3.454%, (AFC), 1/25/59 144A	589,394	594
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3
3.606%, (AFC), 1/25/59 144A	395,736	399
InTown Hotel Portfolio Trust, Series 2018- STAY, Class A
3.094%, (ICE LIBOR USD 1 Month plus 0.700%), 1/15/33 144A	115,000	115
InTown Hotel Portfolio Trust, Series 2018- STAY, Class C
3.644%, (ICE LIBOR USD 1 Month plus 1.250%), 1/15/33 144A	100,000	100
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B
3.200%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	790
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
3.450%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	250
MetLife Securitization Trust, Series 2017-1A, Class A
3.000%, (AFC), 4/25/55 144A	221,091	224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS
4.110%, (AFC), 10/15/47	185,000	199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1
1.706%, 5/15/48	75,092	75
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1
1.389%, 9/15/49	72,553	72
Morgan Stanley Capital I Trust, Series 2015- MS1, Class A1
1.638%, 5/15/48	71,451	71
New Orleans Hotel Trust 2019, Series HNLA, Class B
3.683%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	790,000	792
New Residential Funding LLC, Series 2018- NQM1, Class A1
3.986%, (AFC), 11/25/48 144A	566,784	575
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1
2.802%, (AFC), 7/25/49 144A	560,454	562
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A3
3.086%, (AFC), 7/25/49 144A	220,350	221

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
OBX Trust, Series 2019-EXP2, Class 2A1A 3.045%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/59 144A	390,224	386
OBX Trust, Series 2019-EXP2, Class 2A2 3.345%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	619,415	613
RETL, Series 2019-RVP, Class A 3.544%, (ICE LIBOR USD 1 Month plus 1.150%), 3/15/36 144A	167,617	168
Sequoia Mortgage Trust, Series 2018-CH1, Class A11 3.500%, (AFC), 2/25/48 144A	432,927	441
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	624,501	636
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	146,814	152
Sequoia Mortgage Trust, Series 2018-CH4, Class A2 4.000%, (AFC), 10/25/48 144A	258,433	265
Slide, Series 2018-FUN, Class D 4.244%, (ICE LIBOR USD 1 Month plus 1.850%), 6/15/31 144A	374,664	377
STACR Trust, Series 2018-DNA3, Class M1 3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	284,015	284
STACR Trust, Series 2018-HRP2, Class M1 3.254%, (ICE LIBOR USD 1 Month plus 0.850%), 2/25/47 144A	78,034	78
STACR Trust, Series 2018-HRP2, Class M2 3.654%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	340,000	341
STACR Trust, Series 2019-DNA3, Class M1 3.030%, (ICE LIBOR USD 1 Month plus 0.730%), 7/25/49 144A	316,781	317
Starvest Emerging Markets CBO, Series 2019-IMC1, Class A1 3.468%, (AFC), 4/25/49 144A	306,240	310
Starwood Mortgage Residential Trust, Series 2019-1, Class A1 2.941%, (AFC), 6/25/49 144A	468,553	468
Starwood Mortgage Residential Trust, Series 2019-1, Class A3 3.299%, (AFC), 6/25/49 144A	320,338	320
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ 5.483%, (CSTR), 8/15/39	17,145	17
Verus Securitization Trust, Series 2018-1, Class A1 2.929%, (AFC), 2/25/48 144A	82,340	82
Verus Securitization Trust, Series 2018-2, Class A1 3.677%, (AFC), 6/1/58 144A	394,387	396
Verus Securitization Trust, Series 2018-2, Class A2 3.779%, (AFC), 6/1/58 144A	107,840	108
Verus Securitization Trust, Series 2018-2, Class A3 3.830%, (AFC), 6/1/58 144A	67,785	68

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2018-3, Class A1 4.108%, (AFC), 10/25/58 144A	537,483	543
Verus Securitization Trust, Series 2019-1, Class A1 3.836%, (AFC), 2/25/59 144A	562,781	569
Verus Securitization Trust, Series 2019-2, Class A1 3.211%, (AFC), 4/25/59 144A	442,820	445
Verus Securitization Trust, Series 2019-INV1, Class A1 3.402%, (AFC), 12/25/59 144A	223,344	225
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	736,860	734
Verus Securitization Trust, Series 2019-INV2, Class A2 3.117%, (AFC), 7/25/59 144A	444,068	442
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	530,000	530
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1 1.577%, 1/15/59	102,628	102
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1 1.441%, 10/15/49	10,140	10
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1 1.968%, 7/15/50	175,728	175
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1 1.975%, 9/15/50	120,620	120
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B 4.697%, 4/15/45	385,000	404

Total		53,397

Total Structured Products (Cost: $106,293)		106,965

Short-Term Investments (1.5%)
Commercial Paper (0.2%)
Ford Motor Credit Co. 0.000%, 8/4/20	250,000	244
Ford Motor Credit Co. LLC 0.000%, 7/27/20	345,000	337

Total		581

Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	4,251,442	4,251

Total		4,251

Total Short-Term Investments (Cost: $4,831)		4,832

Total Investments (100.4%) (Cost: $329,925)@		332,662

Other Assets, Less Liabilities (-0.4%)		(1,268)

Net Assets (100.0%)		331,394

Short-Term Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	700	7	12/19	$834	$(5)	$	–p
Ten-Year US Treasury Note Future	Short	USD	3,100	31	12/19	4,040	40		2
Two-Year US Treasury Note Future	Long	USD	67,400	337	12/19	72,623	(173)		(10)
							$(138)		$(8)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value (000’s) Options
	Variation Margin (000’s)			Variation Margin (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$2	$2	$–	$(10)	$(10)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $100,332 representing 30.2% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2019, the aggregate value of these securities was $2,991 (in thousands), representing 0.9% of net assets.

b

Cash or securities with an aggregate value of $78,097 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $329,925 and the net unrealized appreciation of investments based on that cost was $2,599 which is comprised of $2,987 aggregate gross unrealized appreciation and $388 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$163,808	$—
Governments	—	57,057	—
Structured Products	—	106,965	—
Short-Term Investments
Money Market Funds	4,251	—	—
All Others	—	581	—
Other Financial Instruments^
Futures	40	—	—

Total Assets:	$4,291	$328,411	$—

Liabilities:
Other Financial Instruments^
Futures	(178)	—	—

Total Liabilities:	$(178)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand